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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                   Form 13F
                              FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [_];  Amendment Number:
                                              ----------------
  This Amendment (Check only one):     [_] is a restatement.
                                       [_] adds new holdings
                                             entries.
Institutional Investment Manager Filing this Report:
Name:    Wellspring Management, LLC
Address: 1790 Kilby Parkway
         Suite 127
         Memphis, TN 38138

Form13F File Number:   28-11730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:  George Griffin
Title: Chief Financial Officer
Phone: (901) 753-6863

Signature, Place, and Date of Signing:

/S/George Griffin         Memphis, TN               August 14, 2006
------------------------  ------------------------  ------------------------
[Signature]               [City, State]             [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           21

Form 13F Information Table Value Total: $147,047,000

List of Other Included Managers:                 N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
           COLUMN 1             COLUMN 2  COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
           --------             -------- ---------- -------- ---------------- ---------- -------- -------------------
                                                                                                   VOTING AUTHORITY
                                                                                                  -------------------
                                TITLE OF             VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER
        NAME OF ISSUER           CLASS     CUSIP    (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
        --------------          -------- ---------- -------- ------- --- ---- ---------- -------- ------- ------ ----
ADTRAN, INC....................    COM   00738A 106  13189   588,000             SOLE             588,000
BUILDING MATERIAL HOLDING CORP.    COM   120113 105   2140    76,800             SOLE              76,800
CROCS, INC.....................    COM   227046 109   5156   205,000             SOLE             205,000
DARWIN PROFESSIONAL UNDERWRITER    COM   237502 109   3444   195,000             SOLE             195,000
DELL INC.......................    COM   24702R 101   6849   280,000             SOLE             280,000
DELL...........................    PUT   24702R 951    535     1,000             SOLE               1,000
DISCOVERY HOLDING CO...........   CL A   25468Y 107   4828   330,000             SOLE             330,000
FDC............................   CALL   319963 104  25578    10,093             SOLE              10,093
FDC............................    PUT   319963 954   1715    11,138             SOLE              11,138
FIRST DATA CORP................    COM   319963 104  29726   660,000             SOLE             660,000
GREAT AMERN FINL RES INC.......    COM   389915 109   6928   331,000             SOLE             331,000
HEWLETT-PACKARD CO.............    COM   428236 103   5069   160,000             SOLE             160,000
INFINITY PPTY & CAS CORP.......    COM   45665Q 103   6888   168,000             SOLE             168,000
INTERMAGNETICS GENERAL CORP....    COM   458771 102    270    10,000             SOLE              10,000
KRISPY KREME DOUGHNUTS INC.....    COM   501014 104    936   115,000             SOLE             115,000
LASERSCOPE.....................   CALL   518081 904     69       994             SOLE                 994
LASERSCOPE.....................    PUT   518081 954     80      5540             SOLE                5540
LIBERTY MEDIA CORP NEW.........   CL A   530718 105   8803   510,000             SOLE             510,000
MEDIACOM COMMUNICATIONS CORP...   CL A   58446K 105   3738   600,000             SOLE             600,000
NAUTILUS INC...................    COM   63910B 102   4713   300,000             SOLE             300,000
SCRIPPS CO E.W. CL-A (NEW).....   CL A   811054 204  16393   380,000             SOLE             380,000